UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

Form N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File Number: 811-22896

Global Macro Capital Opportunities Portfolio

(Exact Name of Registrant as Specified in Charter)

One Post Office Square, Boston, Massachusetts 02109

(Address of Principal Executive Offices)

Deidre E. Walsh

One Post Office Square, Boston, Massachusetts 02109

(Name and Address of Agent for Services)

(617) 482-8260

(Registrant’s Telephone Number)

October 31

Date of Fiscal Year End

April 30, 2026

Date of Reporting Period

Item 1. Reports to Stockholders

(a)

Global Macro Capital Opportunities Portfolio

Semi-Annual Shareholder Report April 30, 2026

This semi-annual shareholder report contains important information about the Global Macro Capital Opportunities Portfolio (the "Fund") for the period of November 1, 2025 to April 30, 2026. You can find additional information about the Fund at www.eatonvance.com/open-end-mutual-fund-documents.php and selecting Eaton Vance Emerging and Frontier Countries Equity Fund. You can also request this information by contacting us at 1-800-262-1122.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Global Macro Capital Opportunities Portfolio	$56	1.04%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

Key Fund Statistics

Table Summary
Total Net Assets	$3,722,011,197
# of Portfolio Holdings	574
Portfolio Turnover Rate	20%

What did the Fund invest in?

The following tables reflect what the Fund invested in as of the report date.

Country Allocation (% of total investments)

Table Summary
Value	Value
Other	29.2%
India	3.7%
South Africa	3.9%
Brazil	4.5%
Argentina	4.6%
Chile	5.1%
United States	5.2%
Taiwan	8.2%
Greece	8.8%
Vietnam	11.6%
South Korea	15.2%

Top Ten Holdings (% of total investments)Footnote Referencea

Table Summary
Samsung Electronics Co. Ltd.	6.3%
Taiwan Semiconductor Manufacturing Co. Ltd.	5.4%
SK Hynix, Inc.	4.3%
OTP Bank Nyrt	2.6%
Bank of Cyprus Holdings PLC	2.2%
Vingroup JSC	1.6%
Nova Ljubljanska Banka DD, GDR	1.4%
National Bank of Greece SA	1.3%
Georgia Capital PLC	1.2%
NAC Kazatomprom JSC, GDR	1.2%
Total	27.5%
Footnote	Description
Footnote[a]	Excluding cash equivalents

Additional Information

If you wish to view additional information about the Fund, including the prospectus, statement of additional information, financial statements and holdings, please scan the QR code or visit www.eatonvance.com/open-end-mutual-fund-documents.php and select Eaton Vance Emerging and Frontier Countries Equity Fund. For proxy information, please visit www.eatonvance.com/proxyvoting.

Householding

The Funds may deliver a single copy of certain required shareholder documents (including prospectuses, shareholder reports, and proxy materials) to investors with the same last name and the same address. Your participation will continue indefinitely unless you instruct otherwise by calling 1-800-262-1122 or by contacting your financial intermediary. Your instruction will typically be effective within 30 days of receipt.

Not FDIC Insured | May Lose Value | No Bank Guarantee

Semi-Annual Shareholder Report April 30, 2026

GMCO Port.-TSR-SAR

(b)	Not applicable.

Item 2. Code of Ethics

Not required in this filing.

Item 3. Audit Committee Financial Expert

Not required in this filing.

Item 4. Principal Accountant Fees and Services

Not required in this filing.

Item 5. Audit Committee of Listed Registrants

Not applicable.

Item 6. Schedule of Investments

(a)	Please see schedule of investments contained in the Financial Statements and Financial Highlights included under Item 7 of this Form N-CSR.

(b)	Not applicable.

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies

Global Macro Capital Opportunities Portfolio
April 30, 2026
Portfolio of Investments (Unaudited)

Common Stocks — 91.5%
Security	Shares	Value
Argentina — 4.5%
Banco BBVA Argentina SA ADR	454,813	$ 6,485,633
Banco Macro SA ADR(1)	232,909	16,769,448
Bolsas y Mercados Argentinos SA	14,000,000	2,860,253
Central Puerto SA ADR(1)	446,921	6,306,055
Corp. America Airports SA(1)	94,779	2,364,736
Cresud SA ADR(1)	78,095	878,569
Empresa Distribuidora Y Comercializadora Norte ADR(1)	46,228	1,158,011
Grupo Financiero Galicia SA ADR(1)	589,380	24,364,969
Grupo Supervielle SA ADR(1)	377,546	3,107,204
IRSA Inversiones y Representaciones SA ADR(1)	60,072	839,206
Loma Negra Cia Industrial Argentina SA ADR(1)	120,549	1,330,861
Pampa Energia SA ADR(1)	187,264	15,518,568
Telecom Argentina SA ADR	400,979	4,787,689
Transportadora de Gas del Sur SA, Class B ADR(1)	327,180	9,982,262
Vista Energy SAB de CV ADR(1)	370,425	27,529,986
YPF SA ADR(1)	938,713	42,392,279
		$ 166,675,729
Australia — 0.6%
Anglogold Ashanti PLC	250,900	$ 23,315,922
		$ 23,315,922
Austria — 0.1%
Raiffeisen Bank International AG	96,000	$ 5,236,379
		$ 5,236,379
Belgium — 0.4%
Cenergy Holdings SA(2)	501,707	$ 14,121,470
		$ 14,121,470
Brazil — 4.4%
Adecoagro SA	64,396	$ 907,340
Ambev SA	1,365,200	4,000,374
Arcos Dorados Holdings, Inc., Class A	289,298	2,580,538
Axia Energia SA	365,300	4,577,500
Axia Energia SA, Class B, PFC Shares	85,700	1,188,114
Axia Energia SA, Class C, PFC Shares(1)	126,128	1,526,995
B3 SA - Brasil Bolsa Balcao	1,544,300	5,622,951
Banco Bradesco SA	492,500	1,662,951
Banco Bradesco SA, PFC Shares	1,532,100	5,977,659
Banco BTG Pactual SA	349,300	4,185,844
Banco do Brasil SA	540,800	2,425,617
Security	Shares	Value
Brazil (continued)
BB Seguridade Participacoes SA	235,600	$ 1,611,965
Caixa Seguridade Participacoes SA	241,200	881,156
Cia de Saneamento Basico do Estado de Sao Paulo SABESP	732,976	4,906,936
Cia Energetica de Minas Gerais, PFC Shares	541,000	1,370,035
Cia Paranaense de Energia - Copel	392,800	1,261,263
CPFL Energia SA	56,300	556,315
Embraer SA	210,300	3,271,843
Energisa SA	74,690	796,705
Eneva SA(1)	320,600	1,753,271
Engie Brasil Energia SA	69,720	497,155
Equatorial SA	364,700	3,116,867
Gerdau SA, PFC Shares	399,200	1,822,754
Itau Unibanco Holding SA, PFC Shares	1,613,573	14,073,714
Itausa SA, PFC Shares	1,732,038	4,868,930
Klabin SA	272,674	962,547
Localiza Rent a Car SA	275,200	2,551,483
Localiza Rent a Car SA, PFC Shares	8,622	76,856
Motiva Infraestrutura de Mobilidade SA	309,000	998,425
NU Holdings Ltd., Class A(1)	983,700	14,243,976
Petroleo Brasileiro SA - Petrobras	1,128,300	12,470,588
Petroleo Brasileiro SA - Petrobras, PFC Shares	1,388,100	13,758,219
Porto Seguro SA	47,100	473,587
Prio SA(1)	259,900	3,485,593
Raia Drogasil SA	394,982	1,750,052
Rede D'Or Sao Luiz SA(3)	253,400	1,963,520
Rumo SA	402,600	1,278,908
StoneCo Ltd., Class A	68,800	755,424
Suzano SA	209,700	1,856,547
Telefonica Brasil SA	248,000	1,965,750
TIM SA	275,100	1,430,556
TOTVS SA	162,100	1,042,955
Ultrapar Participacoes SA	230,200	1,391,855
Vale SA	1,106,300	18,136,725
Vibra Energia SA	331,400	2,228,608
WEG SA	541,300	4,903,816
		$ 163,170,782
Bulgaria — 0.0%†
Eurohold Bulgaria AD(1)	944,905	$ 1,210,763
		$ 1,210,763
Canada — 0.4%
Eco Atlantic Oil & Gas Ltd.(1)	3,392,600	$ 3,022,709
G Mining Ventures Corp.(1)	107,200	3,715,520
G2 Goldfields, Inc.(1)	452,500	3,461,166

See Notes to Financial Statements.

Global Macro Capital Opportunities Portfolio
April 30, 2026
Portfolio of Investments (Unaudited) — continued

Security	Shares	Value
Canada (continued)
Lithium Argentina AG(1)	344,065	$ 3,499,141
Omai Gold Mines Corp.(1)	1,412,000	2,411,632
		$ 16,110,168
Chile — 4.9%
Banco de Chile	148,413,700	$ 27,821,899
Banco de Credito e Inversiones SA	291,469	19,694,508
Banco Santander Chile	219,600,100	17,559,515
Cencosud SA	4,176,800	10,560,252
Empresas CMPC SA	3,778,200	4,686,377
Empresas COPEC SA	1,288,000	9,022,198
Enel Americas SA	37,256,118	3,477,972
Enel Chile SA	93,691,114	8,413,156
Falabella SA	2,127,800	12,887,732
Latam Airlines Group SA	823,778,422	19,591,756
Plaza SA	1,338,000	6,646,655
Sociedad Quimica y Minera de Chile SA, Series B, PFC Shares(1)	469,579	43,186,906
		$ 183,548,926
China — 0.7%
Alibaba Group Holding Ltd.	785,600	$ 12,947,481
Ganfeng Lithium Group Co. Ltd., Class H(3)	2,800	30,117
Tencent Holdings Ltd.	212,600	12,911,673
		$ 25,889,271
Colombia — 0.1%
Aris Mining Corp.(1)	214,100	$ 3,826,958
		$ 3,826,958
Cyprus — 2.5%
Bank of Cyprus Holdings PLC	7,448,732	$ 80,720,694
Sunrisemezz PLC(1)	1	0
Theon International PLC	379,125	14,109,822
		$ 94,830,516
Egypt — 1.8%
Abou Kir Fertilizers & Chemical Industries	1,554,000	$ 2,627,774
Commercial International Bank - Egypt (CIB)	13,742,300	34,605,558
Eastern Co. SAE	10,001,100	7,427,165
EFG Holding SAE(1)	4,673,000	2,433,762
E-Finance for Digital & Financial Investments	5,977,000	2,295,006
Fawry for Banking & Payment Technology Services SAE(1)	8,384,000	2,982,662
Security	Shares	Value
Egypt (continued)
Talaat Moustafa Group	4,869,600	$ 8,546,988
Telecom Egypt Co.	2,522,000	4,394,375
		$ 65,313,290
France — 0.1%
Rubis SCA	50,500	$ 2,081,330
		$ 2,081,330
Georgia — 1.6%
Georgia Capital PLC(1)	816,886	$ 43,520,499
Lion Finance Group PLC	52,183	7,820,422
TBC Bank Group PLC	108,473	7,182,340
		$ 58,523,261
Greece — 8.5%
Aegean Airlines SA	118,953	$ 1,559,769
Aktor SA Holding Co. Technical & Energy Projects(1)	750,000	9,544,789
Alpha Bank SA	8,023,754	32,201,165
Athens International Airport SA	97,384	1,110,422
Athens Water Supply & Sewage Co. SA	106,068	1,280,592
Autohellas Tourist & Trading SA	49,238	626,459
Avax SA	281,000	1,008,912
CrediaBank SA(1)	10,196,963	14,466,355
Ellaktor SA	333,572	517,180
Eurobank SA	9,679,687	42,116,817
GEK TERNA SA	253,325	12,173,952
Hellenic Telecommunications Organization SA	621,243	13,282,069
Helleniq Energy Holdings SA	288,405	3,329,224
Holding Co. ADMIE IPTO SA	711,857	2,744,943
Ideal Holdings SA	394,993	2,708,423
JUMBO SA	403,637	11,017,133
LAMDA Development SA(1)	232,506	1,656,260
Metlen Energy & Metals PLC(1)	361,731	15,287,584
Motor Oil (Hellas) Corinth Refineries SA	207,214	9,249,060
National Bank of Greece SA	3,056,224	48,435,599
Noval Property Real Estate Investment Co.	413,837	1,273,540
Optima bank SA	1,389,042	14,532,241
Piraeus Bank SA	4,251,258	40,246,864
Public Power Corp. SA(2)	768,290	16,312,804
Qualco Group SA(1)	1,030,636	6,699,654
Sarantis SA	126,905	2,128,131
Titan SA	161,695	8,691,488
Trade Estates Real Estate Investment SA	456,600	1,072,087
		$ 315,273,516

See Notes to Financial Statements.

Global Macro Capital Opportunities Portfolio
April 30, 2026
Portfolio of Investments (Unaudited) — continued

Security	Shares	Value
Hong Kong — 0.1%
Zijin Gold International Co. Ltd.(1)	153,800	$ 3,038,091
		$ 3,038,091
Hungary — 3.5%
Magyar Telekom Telecommunications PLC	792,500	$ 6,277,621
MOL Hungarian Oil & Gas PLC	1,176,800	15,717,571
OTP Bank Nyrt	684,492	91,810,161
Richter Gedeon Nyrt	390,100	16,454,313
		$ 130,259,666
India — 3.6%
Adani Energy Solutions Ltd.(1)	44,159	$ 627,799
Adani Enterprises Ltd.	24,000	612,233
Adani Green Energy Ltd.(1)	14,178	184,550
Adani Ports & Special Economic Zone Ltd.	50,800	892,600
Adani Power Ltd.(1)	429,700	1,011,108
Ambuja Cements Ltd.	57,100	268,552
APL Apollo Tubes Ltd.	26,800	540,407
Apollo Hospitals Enterprise Ltd.	10,219	824,885
Ashok Leyland Ltd.	436,200	749,735
Asian Paints Ltd.	36,011	934,429
AU Small Finance Bank Ltd.(3)	54,300	583,277
Aurobindo Pharma Ltd.	38,800	570,962
Avenue Supermarts Ltd.(1)(3)	16,655	808,547
Axis Bank Ltd.	215,077	2,884,735
Bajaj Auto Ltd.	6,700	707,887
Bajaj Finance Ltd.	257,360	2,556,263
Bajaj Finserv Ltd.	35,600	658,514
Bharat Forge Ltd.	35,500	707,666
Bharat Petroleum Corp. Ltd.	225,500	718,032
Bharti Airtel Ltd.	245,505	4,907,627
Britannia Industries Ltd.	10,900	658,178
BSE Ltd.	29,600	1,143,285
CG Power & Industrial Solutions Ltd.	105,300	904,616
Cholamandalam Investment & Finance Co. Ltd.	42,500	704,533
Cipla Ltd.	53,473	741,049
Coal India Ltd.	179,200	911,417
Cummins India Ltd.	13,000	724,285
Divi's Laboratories Ltd.	11,252	774,227
Dixon Technologies India Ltd.(4)	5,400	639,476
DLF Ltd.	116,700	726,415
Dr. Reddy's Laboratories Ltd.	51,930	725,248
Eicher Motors Ltd.	12,890	969,906
Eternal Ltd.(1)	208,463	546,988
Fortis Healthcare Ltd.	46,100	450,885
FSN E-Commerce Ventures Ltd.(1)	109,100	306,198
Security	Shares	Value
India (continued)
GAIL (India) Ltd.	88,026	$ 152,275
GE Vernova T&D India Ltd.	19,000	893,789
Godrej Consumer Products Ltd.	54,300	613,759
Godrej Properties Ltd.(1)	23,800	462,162
Grasim Industries Ltd.	25,223	745,893
Havells India Ltd.	9,907	129,749
HCL Technologies Ltd.	89,142	1,133,792
HDFC Asset Management Co. Ltd.(3)	18,600	533,692
HDFC Bank Ltd.	1,047,438	8,567,070
HDFC Life Insurance Co. Ltd.(3)	97,800	607,478
Hero MotoCorp Ltd.	11,100	599,810
Hindalco Industries Ltd.	126,009	1,384,409
Hindustan Petroleum Corp. Ltd.	142,200	563,662
Hindustan Unilever Ltd.	77,230	1,835,968
Hyundai Motor India Ltd.	24,100	463,747
ICICI Bank Ltd.	498,674	6,691,374
ICICI Lombard General Insurance Co. Ltd.(3)	36,200	675,312
ICICI Prudential Life Insurance Co. Ltd.(3)	33,200	180,205
IDFC First Bank Ltd.	335,200	247,304
Indian Hotels Co. Ltd.	126,900	854,508
Indian Oil Corp. Ltd.	419,500	631,523
Indian Railway Catering & Tourism Corp. Ltd.	9,683	55,313
Indus Towers Ltd.(1)	195,900	849,179
IndusInd Bank Ltd.(1)	85,600	831,134
Info Edge India Ltd.	53,000	546,170
Infosys Ltd.	303,697	3,823,277
InterGlobe Aviation Ltd.(3)	17,500	799,228
ITC Hotels Ltd.(1)	4,344	7,395
ITC Ltd.	286,445	953,730
Jindal Steel Ltd.	33,391	432,085
Jio Financial Services Ltd.	321,200	837,454
JSW Energy Ltd.	100,600	597,182
JSW Steel Ltd.	56,983	762,868
Jubilant Foodworks Ltd.	15,996	80,951
Kotak Mahindra Bank Ltd.	520,920	2,115,600
KPIT Technologies Ltd.	119,000	956,864
Kwality Wall's India Ltd.(1)	114,830	32,944
Larsen & Toubro Ltd.	62,393	2,650,443
Lodha Developers Ltd.(3)	28,600	272,604
LTM Ltd.(3)	11,028	500,058
Lupin Ltd.	37,300	911,728
Mahindra & Mahindra Ltd.	85,846	2,815,513
Malco Energy Ltd.(1)	130,300	166,153
Mankind Pharma Ltd.	34,600	823,572
Marico Ltd.	49,300	403,578
Maruti Suzuki India Ltd.	11,757	1,658,686

See Notes to Financial Statements.

Global Macro Capital Opportunities Portfolio
April 30, 2026
Portfolio of Investments (Unaudited) — continued

Security	Shares	Value
India (continued)
Max Healthcare Institute Ltd.	73,300	$ 771,227
Mphasis Ltd.	3,178	76,727
MRF Ltd.	300	411,484
Muthoot Finance Ltd.	11,300	409,464
Nestle India Ltd.	64,406	992,253
NTPC Ltd.	419,756	1,772,413
Oil & Natural Gas Corp. Ltd.	237,601	753,225
One 97 Communications Ltd.(1)	36,100	419,537
PB Fintech Ltd.(1)	51,200	903,497
Persistent Systems Ltd.	16,700	853,259
Petronet LNG Ltd.	28,740	84,091
Phoenix Mills Ltd.	29,200	544,551
PI Industries Ltd.	22,263	718,227
Pidilite Industries Ltd.	45,300	659,449
Polycab India Ltd.	7,800	669,922
Power Finance Corp. Ltd.	149,900	711,630
Power Grid Corp. of India Ltd.	447,817	1,508,026
REC Ltd.	176,000	660,827
Reliance Industries Ltd.	582,010	8,826,993
Samvardhana Motherson International Ltd.	627,100	806,533
SBI Life Insurance Co. Ltd.(3)	42,500	816,242
Shriram Finance Ltd.	127,400	1,267,070
Solar Industries India Ltd.	4,000	653,404
SRF Ltd.	22,381	597,553
State Bank of India	175,892	1,989,514
Sun Pharmaceutical Industries Ltd.	91,399	1,750,820
Sundaram Finance Ltd.	9,900	474,548
Suzlon Energy Ltd.(1)	1,527,100	900,254
Swiggy Ltd.(1)	205,000	588,248
Talwandi Sabo Power Ltd.(1)	130,300	166,153
Tata Consultancy Services Ltd.	84,859	2,226,895
Tata Consumer Products Ltd.	55,947	676,077
Tata Elxsi Ltd.	1,296	56,755
Tata Motors Ltd.(1)	184,264	805,104
Tata Motors Passenger Vehicles Ltd.	188,164	680,351
Tata Power Co. Ltd.	161,000	757,662
Tata Steel Ltd.	708,333	1,583,944
Tech Mahindra Ltd.	50,467	788,877
Titan Co. Ltd.	33,636	1,561,539
Torrent Pharmaceuticals Ltd.	17,600	777,575
Trent Ltd.	16,764	735,983
Tube Investments of India Ltd.	4,113	128,073
TVS Motor Co. Ltd.	23,000	851,733
UltraTech Cement Ltd.	11,009	1,350,789
United Spirits Ltd.	43,200	605,205
UPL Ltd.	20,280	137,978
Security	Shares	Value
India (continued)
Varun Beverages Ltd.	128,047	$ 697,472
Vedanta Aluminium Metal Ltd.(1)	130,300	166,153
Vedanta Iron & Steel Ltd.(1)	130,300	166,153
Vedanta Ltd.	130,300	374,193
Vodafone Idea Ltd.(1)	4,023,100	435,393
Wipro Ltd.	239,042	509,342
Yes Bank Ltd.(1)	2,329,900	492,356
		$ 132,850,447
Japan — 0.1%
Modec, Inc.	52,300	$ 4,324,202
		$ 4,324,202
Kazakhstan — 3.0%
Halyk Savings Bank of Kazakhstan JSC GDR(4)	1,015,500	$ 34,831,650
Kaspi.KZ JSC ADR	400,600	34,387,504
NAC Kazatomprom JSC GDR(4)	494,100	43,381,980
		$ 112,601,134
Kuwait — 2.1%
Boubyan Bank KSCP	1,980,837	$ 4,377,991
Gulf Bank KSCP	2,498,500	2,758,441
Kuwait Finance House KSCP	13,983,273	35,927,371
Mabanee Co. KPSC	868,691	2,841,199
Mobile Telecommunications Co. KSCP	2,324,600	4,309,453
National Bank of Kuwait SAKP	10,489,117	29,348,959
		$ 79,563,414
Luxembourg — 0.1%
Reinet Investments SCA	59,600	$ 2,052,377
		$ 2,052,377
Myanmar — 0.0%†
Yoma Strategic Holdings Ltd.(1)	30,000,000	$ 1,866,750
		$ 1,866,750
Netherlands — 0.1%
Euronext NV	4,350	$ 728,152
SBM Offshore NV	57,400	2,455,652
		$ 3,183,804
Nigeria — 2.0%
Access Holdings PLC	180,636,000	$ 3,557,544
Dangote Cement PLC	6,821,000	4,904,136
Fidelity Bank PLC(1)	201,131,544	2,915,674

See Notes to Financial Statements.

Global Macro Capital Opportunities Portfolio
April 30, 2026
Portfolio of Investments (Unaudited) — continued

Security	Shares	Value
Nigeria (continued)
First HoldCo PLC	126,904,487	$ 5,940,904
Guaranty Trust Holding Co. PLC	112,413,000	11,039,754
Guaranty Trust Holding Co. PLC	40,000,000	3,939,720
MTN Nigeria Communications PLC	10,899,410	7,263,940
Nestle Nigeria PLC(1)	370,301	850,385
Nigerian Breweries PLC(1)	38,842,000	2,224,087
Oando PLC(1)	39,711,121	1,332,054
Presco PLC	1,802,500	3,068,421
SEPLAT Energy PLC	835,000	6,985,390
Stanbic IBTC Holdings PLC	18,733,000	2,258,406
Transnational Corp. of Nigeria PLC	10,663,709	346,246
United Bank for Africa PLC	132,464,318	4,113,775
Zenith Bank PLC	146,664,000	13,939,774
		$ 74,680,210
Oman — 2.9%
Asyad Shipping Co.	9,119,300	$ 7,043,436
Bank Muscat SAOG	16,427,500	20,361,734
Bank Nizwa SAOG	8,808,400	3,549,177
National Bank of Oman SAOG	2,846,600	2,988,623
Oman Telecommunications Co. SAOG	2,625,700	10,580,817
Ominvest SAOG	3,931,560	3,982,823
OQ Base Industries SAOG	13,627,400	11,204,956
OQ Exploration & Production SAOG	13,990,400	18,789,123
OQ Gas Networks SAOC	17,055,800	12,100,289
Sohar International Bank SAOG	26,064,900	16,156,107
		$ 106,757,085
Pakistan — 1.6%
Askari Bank Ltd.	1,254,000	$ 421,138
Bank Al Habib Ltd.	2,562,900	1,570,155
Bank Alfalah Ltd.	8,450,400	1,805,492
Bank of Punjab	4,114,300	498,327
DG Khan Cement Co. Ltd.	855,100	537,254
Engro Fertilizers Ltd.	2,229,600	1,592,820
Engro Holdings Ltd.(1)	2,407,742	2,363,224
Fauji Fertilizer Co. Ltd.	2,206,000	4,016,998
Habib Bank Ltd.	1,895,600	1,925,477
Hub Power Co. Ltd.	3,771,800	2,990,039
Interloop Ltd.	1,375,600	405,117
Lucky Cement Ltd.	1,555,700	2,276,868
Maple Leaf Cement Factory Ltd.(1)	1,466,600	419,869
Mari Energies Ltd.	593,000	1,340,609
MCB Bank Ltd.	1,075,400	1,520,552
Meezan Bank Ltd.	456,800	803,795
Millat Tractors Ltd.	397,311	747,899
Security	Shares	Value
Pakistan (continued)
National Bank of Pakistan	1,491,600	$ 943,557
Oil & Gas Development Co. Ltd.	1,981,300	2,149,262
Pakistan Oilfields Ltd.	490,300	1,167,772
Pakistan Petroleum Ltd.	1,883,000	1,392,512
Pakistan State Oil Co. Ltd.	786,200	1,009,754
Sazgar Engineering Works Ltd.	74,800	531,402
SUI Northern Gas Pipeline	1,067,100	366,015
Systems Ltd.	2,251,800	1,178,351
TRG Pakistan(1)	1,518,600	287,069
United Bank Ltd.	1,804,500	2,469,561
VEON Ltd. ADR(1)	474,988	23,625,903
		$ 60,356,791
Poland — 0.3%
Budimex SA	16,000	$ 2,908,851
LPP SA	900	5,441,773
Powszechna Kasa Oszczednosci Bank Polski SA	184,300	4,827,850
		$ 13,178,474
Romania — 0.1%
NEPI Rockcastle NV	267,180	$ 2,266,085
		$ 2,266,085
Slovenia — 1.8%
Nova Ljubljanska Banka DD(3)	72,121	$ 19,132,668
Nova Ljubljanska Banka DD GDR(4)	949,166	49,780,391
		$ 68,913,059
South Africa — 3.8%
Absa Group Ltd.	441,000	$ 6,183,310
Aspen Pharmacare Holdings Ltd.	122,100	1,014,098
Bid Corp. Ltd.	163,000	4,003,653
Bidvest Group Ltd.	141,800	1,992,654
Capitec Bank Holdings Ltd.	44,749	11,616,819
Clicks Group Ltd.	103,200	1,638,356
Discovery Ltd.	294,200	4,578,992
E Media Holdings Ltd.	68,360	8,781
FirstRand Ltd.	2,514,400	13,331,547
Gold Fields Ltd.	441,800	18,715,636
Harmony Gold Mining Co. Ltd.	293,200	4,622,043
Impala Platinum Holdings Ltd.	450,100	6,309,071
Kumba Iron Ore Ltd.	20,700	388,261
MTN Group Ltd.	877,400	11,044,781
Nedbank Group Ltd.	239,600	3,825,557
Old Mutual Ltd.	1,832,600	1,498,316
OUTsurance Group Ltd.	368,500	1,566,683

See Notes to Financial Statements.

Global Macro Capital Opportunities Portfolio
April 30, 2026
Portfolio of Investments (Unaudited) — continued

Security	Shares	Value
South Africa (continued)
Pepkor Holdings Ltd.(3)	1,536,386	$ 2,029,763
Remgro Ltd.	212,900	2,505,400
Sanlam Ltd.	909,000	4,681,720
Sasol Ltd.(1)	231,300	3,214,967
Shoprite Holdings Ltd.	244,800	4,127,314
Sibanye Stillwater Ltd.	1,474,700	4,408,730
Standard Bank Group Ltd.	661,400	12,746,079
Valterra Platinum Ltd.	132,400	10,663,887
Vodacom Group Ltd.	283,000	2,404,181
Woolworths Holdings Ltd.	307,000	964,786
		$ 140,085,385
South Korea — 14.7%
Celltrion, Inc.	32,358	$ 4,407,574
Doosan Enerbility Co. Ltd.(1)	127,109	11,077,893
Hana Financial Group, Inc.	88,200	7,662,952
Hanwha Aerospace Co. Ltd.	9,900	9,509,442
HD Hyundai Heavy Industries Co. Ltd.	10,500	4,889,809
HD Korea Shipbuilding & Offshore Engineering Co. Ltd.	12,800	4,008,034
Hyundai Mobis Co. Ltd.	18,300	5,292,706
Hyundai Rotem Co. Ltd.	23,000	4,208,891
Industrial Bank of Korea	84,000	1,287,624
Kakao Corp.	93,200	3,000,393
KB Financial Group, Inc.	111,100	12,166,017
KT&G Corp.	28,400	3,423,955
LG Uplus Corp.	32,300	346,344
Meritz Financial Group, Inc.(1)	23,700	1,793,619
NAVER Corp.	42,869	6,157,797
Samsung Electro-Mechanics Co. Ltd.	16,900	9,695,278
Samsung Electronics Co. Ltd.	279,800	30,199,898
Samsung Electronics Co. Ltd.	1,509,283	227,279,282
Samsung Fire & Marine Insurance Co. Ltd.	9,000	2,810,570
Samsung Life Insurance Co. Ltd.	24,100	4,098,909
Shinhan Financial Group Co. Ltd.	131,600	8,936,784
SK Hynix, Inc.	172,500	153,829,979
SK Square Co. Ltd.(1)	40,200	23,396,428
SK Telecom Co. Ltd.	31,800	2,060,706
Woori Financial Group, Inc.	199,000	4,538,024
		$ 546,078,908
Spain — 0.0%†
Ecogas Inversiones SA	181,105	$ 364,008
		$ 364,008
Taiwan — 7.9%
Accton Technology Corp.	45,000	$ 3,295,644
Security	Shares	Value
Taiwan (continued)
Advantech Co. Ltd.	42,000	$ 480,289
Alchip Technologies Ltd.	7,000	936,284
ASE Technology Holding Co. Ltd.	372,000	5,830,970
Asia Vital Components Co. Ltd.	29,000	2,655,045
Asustek Computer, Inc.	64,000	1,185,792
Cathay Financial Holding Co. Ltd.	839,000	2,048,094
Chailease Holding Co. Ltd.	138,491	507,563
China Steel Corp.	1,116,000	662,642
Chunghwa Telecom Co. Ltd.	345,000	1,481,329
Compal Electronics, Inc.	270,000	249,605
CTBC Financial Holding Co. Ltd.	1,508,000	2,494,267
Delta Electronics, Inc.	204,000	14,305,591
E Ink Holdings, Inc.	78,000	343,221
E.Sun Financial Holding Co. Ltd.	1,319,699	1,331,596
Elite Material Co. Ltd.	27,000	4,023,125
eMemory Technology, Inc.	6,000	759,857
Evergreen Marine Corp. Taiwan Ltd.	100,000	639,716
Far EasTone Telecommunications Co. Ltd.	162,000	483,143
First Financial Holding Co. Ltd.	1,039,760	949,679
Formosa Chemicals & Fibre Corp.	276,000	459,315
Formosa Plastics Corp.	381,000	622,144
Fubon Financial Holding Co. Ltd.	753,990	2,148,939
Gigabyte Technology Co. Ltd.	48,000	417,972
Hon Hai Precision Industry Co. Ltd.	1,301,000	9,191,589
Hotai Motor Co. Ltd.	28,000	422,715
Hua Nan Financial Holdings Co. Ltd.	810,565	822,349
International Games System Co. Ltd.	23,000	546,689
KGI Financial Holding Co. Ltd.	1,472,580	1,003,634
Largan Precision Co. Ltd.	9,000	722,680
Lite-On Technology Corp.	191,000	1,024,118
MediaTek, Inc.	167,000	13,941,429
Mega Financial Holding Co. Ltd.	1,067,750	1,321,996
Nan Ya Plastics Corp.	478,000	1,372,044
Novatek Microelectronics Corp.	53,000	688,410
Pegatron Corp.	180,000	470,924
PharmaEssentia Corp.	25,523	533,968
President Chain Store Corp.	52,000	367,555
Quanta Computer, Inc.	243,000	2,422,920
Realtek Semiconductor Corp.	44,000	751,186
Shanghai Commercial & Savings Bank Ltd.	357,000	440,475
SinoPac Financial Holdings Co. Ltd.	1,014,767	994,331
Taiwan Cooperative Financial Holding Co. Ltd.	992,394	719,991
Taiwan Mobile Co. Ltd.	159,000	559,835
Taiwan Semiconductor Manufacturing Co. Ltd.	2,778,000	192,853,895
TCC Group Holdings Co. Ltd.	611,000	474,055
TS Financial Holding Co. Ltd.	1,973,608	1,488,723

See Notes to Financial Statements.

Global Macro Capital Opportunities Portfolio
April 30, 2026
Portfolio of Investments (Unaudited) — continued

Security	Shares	Value
Taiwan (continued)
TS Financial Holding Co. Ltd., PFC Shares(1)	237,825	$ 70,688
Unimicron Technology Corp.	120,661	3,427,175
Uni-President Enterprises Corp.	434,000	950,618
United Microelectronics Corp.	1,032,000	2,592,236
Wistron Corp.	249,000	1,096,631
Wiwynn Corp.	10,000	1,501,405
Yageo Corp.	151,952	1,549,255
Yuanta Financial Holding Co. Ltd.	973,473	1,612,815
		$ 294,248,156
Togo — 0.0%†
Ecobank Transnational, Inc.(1)	115,300	$ 6,796
		$ 6,796
United Arab Emirates — 1.8%
Abu Dhabi Commercial Bank PJSC	955,167	$ 3,590,926
Abu Dhabi Islamic Bank PJSC	442,427	2,641,911
Abu Dhabi National Oil Co. for Distribution PJSC	3,051,276	3,049,338
ADNOC Logistics & Services	2,000,000	3,195,216
Air Arabia PJSC	695,625	937,422
Aldar Properties PJSC	2,814,312	5,918,791
Amanat Holdings PJSC	10,123,250	3,526,177
Dubai Electricity & Water Authority PJSC	1,988,024	1,434,621
Dubai Islamic Bank PJSC	821,514	1,598,858
Emaar Properties PJSC	3,088,505	9,944,981
Emirates NBD Bank PJSC	581,987	4,598,202
Emirates Telecommunications Group Co. PJSC	1,069,057	5,414,435
First Abu Dhabi Bank PJSC	1,376,505	6,585,268
Kyivstar Group Ltd.(1)	589,000	7,003,210
Modon Holding PSC(1)	227,300	181,548
National Central Cooling Co. PJSC	689,840	510,135
Orascom Construction PLC(4)	272,000	3,049,467
Ras Al Khaimah Ceramics PJSC	3,875,806	2,557,220
Taaleem Holdings PJSC	29,300	26,103
Talabat Holding PLC	5,000,000	1,215,951
		$ 66,979,780
United States — 0.2%
ATN International, Inc.	85,300	$ 2,382,429
Noble Corp. PLC	94,400	4,817,232
		$ 7,199,661
Vietnam — 11.2%
Airports Corp. of Vietnam JSC(1)	2,660,285	$ 4,441,379
An Cuong Wood Working JSC	19,500	24,547
Asia Commercial Bank JSC	3,066,532	2,742,821
Security	Shares	Value
Vietnam (continued)
Ba Ria - Vung Tau House Development JSC(1)	683,648	$ 497,163
Bank for Foreign Trade of Vietnam JSC	5,490,096	12,497,370
Bank for Investment & Development of Vietnam JSC	7,640,253	11,651,703
Baominh Insurance Corp.	1,965,398	1,126,629
Binh Duong Water Environment Corp. JSC	977,800	1,611,417
Binh Minh Plastics JSC	418,100	2,302,167
Binh Son Refining & Petrochemical JSC(1)	2,948,667	2,659,922
Century Land JSC(1)	520,000	151,528
Century Synthetic Fiber Corp.(1)	20,546	10,261
Coteccons Construction JSC	1,138,221	3,768,415
Dat Xanh Real Estate Services JSC(1)	592,200	165,552
Digiworld Corp.	1,876,240	3,100,780
Dong Hai JSC of Bentre	250,320	339,432
Duc Giang Chemicals JSC	1,624,800	3,308,464
FPT Corp.	4,014,338	11,533,845
FPT Digital Retail JSC(1)	3,081,625	17,405,320
Gelex Group JSC	2,765,750	4,105,851
Gemadept Corp.	3,433,300	9,829,312
Ho Chi Minh City Development Joint Stock Commercial Bank(1)	2,105,517	2,132,352
Hoa Phat Group JSC	7,071,323	7,457,656
IDICO Corp. JSC	1,184,845	2,031,688
Khang Dien House Trading & Investment JSC(1)	7,815,165	7,545,773
Kinh Bac City Development Holding Corp.(1)	5,670,900	7,302,314
Masan Group Corp.(1)	3,177,500	9,270,846
Military Commercial Joint Stock Bank	5,055,996	5,011,052
Mobile World Investment Corp.	6,665,800	21,320,362
Nam Long Investment Corp.	7,139,034	7,530,660
Novaland Investment Group Corp.(1)	7,524	5,841
PC1 Group JSC(1)	2,525,900	1,870,551
PetroVietNam Ca Mau Fertilizer JSC	400,200	650,099
PetroVietnam Drilling & Well Services JSC	1,788,000	2,126,088
Petrovietnam Fertilizer & Chemicals JSC	742,423	747,707
PetroVietnam Gas JSC	806,284	2,308,721
PetroVietnam Technical Services Corp.(1)	3,508,275	5,067,790
Petrovietnam Transportation Corp.(1)	2,790,876	2,337,613
Pha Lai Thermal Power JSC	3,092,560	1,163,929
Phat Dat Real Estate Development Corp.(1)	4,367,954	2,741,856
Phu Nhuan Jewelry JSC	4,134,849	10,633,022
Phu Tai Corp.	802,440	1,529,321
Phuoc Hoa Rubber JSC	878,500	2,048,865
Quang Ngai Sugar JSC	316,000	541,954
Quang Ninh Thermal Power JSC	2,650,550	1,247,081
Refrigeration Electrical Engineering Corp.	1,022,324	2,341,891
Sai Gon VRG Investment Corp.	3,029,520	7,003,430
Saigon Beer Alcohol Beverage Corp.	4,882,300	8,804,359

See Notes to Financial Statements.

Global Macro Capital Opportunities Portfolio
April 30, 2026
Portfolio of Investments (Unaudited) — continued

Security	Shares	Value
Vietnam (continued)
Saigon Thuong Tin Commercial JSB(1)	2,460,000	$ 6,313,825
Sao Ta Foods JSC	402,800	584,242
Sonadezi Chau Duc Shareholding Co.	932,800	963,124
SSI Securities Corp.	7,893,396	8,329,855
Taseco Air Services JSC	321,674	864,874
Techcom Securities JSC	5,639,228	10,870,067
Thien Long Group Corp.	340,494	645,731
Thu Dau Mot Water JSC	1,800	3,973
Tien Phong Commercial Joint Stock Bank	2,780,925	1,721,141
Vietjet Aviation JSC(1)	144,200	991,573
Vietnam Dairy Products JSC	2,591,800	6,006,526
Vietnam Engine & Agricultural Machinery Corp.	241,100	305,549
Vietnam Joint Stock Commercial Bank for Industry & Trade	10,983,268	14,612,338
Vietnam National Petroleum Group	945,900	1,343,916
Vietnam Prosperity JSC Bank	18,429,700	18,531,319
Vietnam Technological & Commercial Joint Stock Bank	3,114,800	4,002,039
Viettel Construction Joint Stock Corp.	412,600	1,348,663
Vincom Retail JSC(1)	2,112,600	2,607,336
Vingroup JSC(1)	7,176,700	58,752,585
Vinh Hoan Corp.	3,939,000	9,149,599
Vinhomes JSC(1)(3)	7,417,200	41,283,221
VNDirect Securities Corp.	990,875	609,087
VP Bank Securities Ltd. Co.(1)	9,307,809	9,724,115
		$ 415,611,397
Total Common Stocks (identified cost $2,371,676,484)		$3,405,593,961

Convertible Bonds — 0.0%†
Security	Principal Amount (000's omitted)		Value
Vietnam — 0.0%†
Ba Ria - Vung Tau House Development JSC, 10.00%, 12/25/27	VND	1,711,100	$ 64,925
Total Convertible Bonds (identified cost $64,920)			$ 64,925

Loan Participation Notes — 0.1%
Security	Principal Amount (000's omitted)		Value
Uzbekistan — 0.1%
Europe Asia Investment Finance BV (borrower - Joint Stock Commercial Bank “Asaka”), 18.70%, 7/21/26(4)(5)(6)	UZS	40,521,780	$ 3,402,260
Total Loan Participation Notes (identified cost $3,473,873)			$ 3,402,260

Preferred Stocks — 0.0%†
Security	Shares	Value
India — 0.0%†
TVS Motor Co. Ltd., 6.00%(1)	153,600	$ 16,507
Total Preferred Stocks (identified cost $0)		$ 16,507

Sovereign Government Bonds — 0.2%
Security	Principal Amount (000's omitted)		Value
Uzbekistan — 0.2%
National Bank of Uzbekistan, 19.875%, 7/5/27(4)	UZS	80,750,000	$ 7,075,364
Total Sovereign Government Bonds (identified cost $6,414,899)			$ 7,075,364

Short-Term Investments — 4.8%
Affiliated Fund — 3.6%
Security	Shares	Value
Morgan Stanley Institutional Liquidity Funds - Government Portfolio, Institutional Class, 3.57%(7)	132,245,200	$ 132,245,200
Total Affiliated Fund (identified cost $132,245,200)		$ 132,245,200

Securities Lending Collateral — 0.0%†
Security	Shares	Value
State Street Navigator Securities Lending Government Money Market Portfolio, 3.67%(8)	312,950	$ 312,950
Total Securities Lending Collateral (identified cost $312,950)		$ 312,950

See Notes to Financial Statements.

Global Macro Capital Opportunities Portfolio
April 30, 2026
Portfolio of Investments (Unaudited) — continued

Sovereign Government Securities — 0.0%†
Security	Principal Amount (000's omitted)		Value
Nigeria — 0.0%†
Nigeria OMO Bills:
0.00%, 5/5/26	NGN	111,177	$ 80,812
0.00%, 7/14/26	NGN	33,437	23,511
0.00%, 7/28/26	NGN	33,437	23,354
Total Sovereign Government Securities (identified cost $123,398)			$ 127,677

U.S. Treasury Obligations — 1.2%
Security	Principal Amount (000's omitted)	Value
U.S. Treasury Bills:
0.00%, 5/14/26	$30,506	$ 30,466,590
0.00%, 5/28/26	7,730	7,709,332
0.00%, 6/11/26	7,770	7,738,187
0.00%, 7/9/26	500	496,551
Total U.S. Treasury Obligations (identified cost $46,410,312)		$ 46,410,660
Total Short-Term Investments (identified cost $179,091,860)		$ 179,096,487

Total Purchased Options — 0.1% (identified cost $8,437,071)	$ 4,516,297
Total Investments — 96.7% (identified cost $2,569,159,107)	$3,599,765,801
Other Assets, Less Liabilities — 3.3%	$ 122,245,396
Net Assets — 100.0%	$3,722,011,197
The percentage shown for each investment category in the Portfolio of Investments is based on net assets.
†	Amount is less than 0.05% or (0.05)%, as applicable.
(1)	Non-income producing security.
(2)	All or a portion of this security was on loan at April 30, 2026. The aggregate market value of securities on loan at April 30, 2026 was $10,925,922.
(3)	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be sold in certain transactions in reliance on an exemption from registration (normally to qualified institutional buyers). At April 30, 2026, the aggregate value of these securities is $70,215,932 or 1.9% of the Portfolio's net assets.
(4)	Security exempt from registration under Regulation S of the Securities Act of 1933, as amended, which exempts from registration securities offered and sold outside the United States. Security may not be offered or sold in the United States except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933, as amended. At April 30, 2026, the aggregate value of these securities is $142,160,588 or 3.8% of the Portfolio's net assets.
(5)	Security is valued using significant unobservable inputs and is categorized as Level 3 in the fair value hierarchy.
(6)	Limited recourse note whose payments by the issuer are limited to amounts received by the issuer from the borrower pursuant to a loan agreement with the borrower.
(7)	May be deemed to be an affiliated investment company (see Note 8). The rate shown is the annualized seven-day yield as of April 30, 2026.
(8)	Represents investment of cash collateral received in connection with securities lending.
Sector Classification of Portfolio
Sector	Percentage of Net Assets	Value
Financials	34.1%	$1,269,692,001
Information Technology	19.5	724,911,539
Energy	7.5	278,446,246
Materials	6.2	231,882,702
Industrials	5.9	220,597,231
Real Estate	4.9	180,465,533
Communication Services	3.8	140,462,268
Consumer Discretionary	3.8	140,048,925
Utilities	2.6	98,134,093
Consumer Staples	2.4	90,941,464
Health Care	0.9	33,495,651
Government	0.2	7,075,364
Short-Term Investments	4.8	179,096,487
Total	96.6%	$3,595,249,504

Purchased Currency Options (OTC) — 0.1%
Description	Counterparty	Notional Amount		Exercise Price		Expiration Date	Value
Call USD vs. Put EUR	UBS AG	EUR	218,000,000	EUR	1.13	6/26/26	$ 243,319
Put USD vs. Call CNH	Bank of America, N.A.	USD	325,000,000	CNH	6.60	2/12/27	2,100,475

See Notes to Financial Statements.

Global Macro Capital Opportunities Portfolio
April 30, 2026
Portfolio of Investments (Unaudited) — continued

Purchased Currency Options (OTC) (continued)
Description	Counterparty	Notional Amount		Exercise Price		Expiration Date	Value
Put USD vs. Call CNH	Barclays Bank PLC	USD	98,000,000	CNH	6.60	11/4/26	$ 251,566
Put USD vs. Call CNH	Goldman Sachs International	USD	91,000,000	CNH	6.60	11/4/26	233,597
Put USD vs. Call INR	JPMorgan Chase Bank, N.A.	USD	22,600,000	INR	85.50	1/25/29	21,041
Put USD vs. Call INR	JPMorgan Chase Bank, N.A.	USD	12,100,000	INR	85.50	1/25/29	11,265
Put USD vs. Call INR	JPMorgan Chase Bank, N.A.	USD	11,600,000	INR	85.50	1/30/29	10,892
Put USD vs. Call KRW	Bank of America, N.A.	USD	25,800,000	KRW	1,440.00	9/8/26	203,252
Put USD vs. Call KRW	Citibank, N.A.	USD	16,000,000	KRW	1,440.00	9/10/26	126,800
Put USD vs. Call KRW	Goldman Sachs International	USD	51,000,000	KRW	1,440.00	8/4/26	358,734
Put USD vs. Call KRW	Goldman Sachs International	USD	1,300,000	KRW	1,440.00	8/7/26	9,274
Put USD vs. Call KRW	JPMorgan Chase Bank, N.A.	USD	52,000,000	KRW	1,440.00	8/6/26	369,460
Put USD vs. Call KRW	JPMorgan Chase Bank, N.A.	USD	25,700,000	KRW	1,440.00	8/6/26	182,599
Put USD vs. Call KRW	JPMorgan Chase Bank, N.A.	USD	17,000,000	KRW	1,440.00	9/8/26	133,926
Put USD vs. Call KRW	Standard Chartered Bank	USD	12,800,000	KRW	1,440.00	9/14/26	102,208
Total							$4,358,408
Purchased Put Options (Exchange-Traded) — 0.0%†
Description	Number of Contracts	Notional Amount		Exercise Price		Expiration Date	Value
Euro STOXX 50 Index	1,601	EUR	94,162,975	EUR	5,350	5/15/26	$157,889
Total							$157,889
†	Amount is less than 0.05% or (0.05)%, as applicable.
Forward Foreign Currency Exchange Contracts (Centrally Cleared)
Currency Purchased		Currency Sold		Settlement Date	Value/Unrealized Appreciation (Depreciation)
CLP	78,898,000,000	USD	88,127,604	5/13/26	$ (443,552)
CLP	23,410,000,000	USD	26,300,120	6/17/26	(282,248)
CLP	19,214,960,800	USD	21,674,349	6/17/26	(318,843)
CLP	40,830,839,200	USD	46,056,398	6/17/26	(677,007)
TWD	3,425,264,532	USD	107,987,784	6/17/26	257,047
USD	175,475,887	CLP	162,353,800,000	6/17/26	(4,964,113)
USD	4,142,109	EUR	3,578,952	6/17/26	(66,651)
USD	11,998,623	EUR	10,367,303	6/17/26	(193,071)
USD	195,267,905	EUR	168,719,489	6/17/26	(3,142,069)
TWD	265,233,200	USD	8,382,845	7/8/26	(5,296)
TWD	210,795,900	USD	6,665,062	7/8/26	(6,947)
TWD	263,347,500	USD	8,329,301	7/8/26	(11,313)

See Notes to Financial Statements.

Global Macro Capital Opportunities Portfolio
April 30, 2026
Portfolio of Investments (Unaudited) — continued

Forward Foreign Currency Exchange Contracts (Centrally Cleared) (continued)
Currency Purchased		Currency Sold		Settlement Date	Value/Unrealized Appreciation (Depreciation)
TWD	260,707,600	USD	8,253,113	7/8/26	$ (18,508)
TWD	300,964,000	USD	9,527,192	7/8/26	(21,064)
TWD	328,731,800	USD	10,404,551	7/8/26	(21,361)
TWD	391,235,700	USD	12,379,310	7/8/26	(21,896)
TWD	213,728,300	USD	6,775,776	7/8/26	(25,040)
TWD	335,831,600	USD	10,632,629	7/8/26	(25,188)
TWD	233,424,400	USD	7,398,555	7/8/26	(25,706)
					$(10,012,826)
Forward Foreign Currency Exchange Contracts (OTC)
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation	Unrealized (Depreciation)
USD	9,556,500	EUR	8,160,222	Standard Chartered Bank	5/8/26	$ —	$ (22,085)
USD	7,284,021	AED	26,750,022	JPMorgan Chase Bank, N.A.	6/17/26	840	—
USD	8,105,695	ZAR	139,333,333	Bank of America, N.A.	6/17/26	—	(231,839)
USD	9,796,704	ZAR	165,075,475	Barclays Bank PLC	6/17/26	—	(81,208)
USD	17,818,504	ZAR	306,714,995	Barclays Bank PLC	6/17/26	—	(534,941)
USD	124,841,084	ZAR	2,156,592,278	Citibank, N.A.	6/17/26	—	(4,206,722)
USD	6,715,441	ZAR	115,382,015	Standard Chartered Bank	6/17/26	—	(188,876)
USD	6,696,306	ZAR	115,501,904	Standard Chartered Bank	6/17/26	—	(215,185)
ZAR	266,022,781	USD	16,180,461	Barclays Bank PLC	6/17/26	—	(261,988)
ZAR	385,658,236	USD	23,516,004	Barclays Bank PLC	6/17/26	—	(438,694)
ZAR	267,910,971	USD	16,207,560	HSBC Bank USA, N.A.	6/17/26	—	(176,100)
ZAR	267,748,898	USD	16,207,561	HSBC Bank USA, N.A.	6/17/26	—	(185,799)
ZAR	267,505,778	USD	16,207,560	HSBC Bank USA, N.A.	6/17/26	—	(200,346)
ZAR	267,473,369	USD	16,207,560	HSBC Bank USA, N.A.	6/17/26	—	(202,286)
ZAR	267,465,266	USD	16,207,561	HSBC Bank USA, N.A.	6/17/26	—	(202,771)
ZAR	267,392,332	USD	16,207,561	HSBC Bank USA, N.A.	6/17/26	—	(207,135)
ZAR	267,392,331	USD	16,207,560	HSBC Bank USA, N.A.	6/17/26	—	(207,135)
ZAR	266,090,863	USD	16,207,560	JPMorgan Chase Bank, N.A.	6/17/26	—	(285,013)
ZAR	392,085,873	USD	23,861,188	UBS AG	6/17/26	—	(399,256)
USD	20,845,137	AED	76,525,000	Bank of America, N.A.	3/15/27	6,041	—
USD	12,438,506	AED	45,663,000	Standard Chartered Bank	3/15/27	3,673	—
USD	20,845,132	AED	76,560,000	Bank of America, N.A.	3/16/27	—	(3,505)
USD	10,422,566	AED	38,280,000	Bank of America, N.A.	3/17/27	—	(1,757)
USD	12,510,130	AED	45,939,700	HSBC Bank USA, N.A.	3/17/27	—	(65)
USD	12,506,943	AED	45,938,000	Citibank, N.A.	3/26/27	—	(2,841)
USD	12,363,532	AED	45,405,072	Standard Chartered Bank	3/30/27	—	(1,148)
USD	12,363,532	AED	45,427,944	Standard Chartered Bank	4/1/27	—	(7,388)
USD	12,363,532	AED	45,432,890	Standard Chartered Bank	4/1/27	—	(8,735)
USD	12,363,532	AED	45,434,126	Standard Chartered Bank	4/2/27	—	(9,077)

See Notes to Financial Statements.

Global Macro Capital Opportunities Portfolio
April 30, 2026
Portfolio of Investments (Unaudited) — continued

Forward Foreign Currency Exchange Contracts (OTC) (continued)
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation	Unrealized (Depreciation)
USD	1,522,353	AED	5,594,268	Standard Chartered Bank	4/6/27	$ —	$ (1,079)
						$10,554	$(8,282,974)
Futures Contracts
Description	Number of Contracts	Position	Expiration Date	Notional Amount	Value/Unrealized Appreciation (Depreciation)
Equity Futures
FTSE Taiwan Index	193	Long	5/28/26	$25,918,167	$ 851,647
Hang Seng China Enterprises Index	948	Long	5/28/26	53,059,796	80,949
SET50 Index	11,200	Long	6/29/26	67,182,804	1,568,983
					$2,501,579
Total Return Swaps (OTC)
Counterparty	Notional Amount (000's omitted)		Portfolio Receives	Portfolio Pays	Termination Date	Value/Unrealized Appreciation (Depreciation)
JPMorgan Chase Bank, N.A.	USD	55,530	Positive Return on Shenzhen Stock Exchange Composite Index plus (8.50% minus USD SOFR Compounded Index) (pays upon termination)	Negative Return on Shenzhen Stock Exchange Composite Index (pays upon termination)	5/26/26	$2,246,087
UBS AG	USD	112,779	Positive Return on Shenzhen Stock Exchange Composite Index plus (8.00% minus USD SOFR Compounded Index) (pays upon termination)	Negative Return on Shenzhen Stock Exchange Composite Index (pays upon termination)	5/25/26	4,458,672
						$6,704,759
Abbreviations:
ADR	– American Depositary Receipt
FTSE	– Financial Times Stock Exchange
GDR	– Global Depositary Receipt
OTC	– Over-the-counter
PFC Shares	– Preference Shares
SOFR	– Secured Overnight Financing Rate
Currency Abbreviations:
AED	– United Arab Emirates Dirham
CLP	– Chilean Peso
EUR	– Euro
NGN	– Nigerian Naira
TWD	– New Taiwan Dollar
USD	– United States Dollar
UZS	– Uzbekistani Som
VND	– Viet Nam Dong
ZAR	– South African Rand

See Notes to Financial Statements.

Global Macro Capital Opportunities Portfolio
April 30, 2026
Statement of Assets and Liabilities (Unaudited)

April 30, 2026
Assets
Unaffiliated investments, at value (identified cost $2,436,913,907) — including $10,925,922 of securities on loan	$3,467,520,601
Affiliated investments, at value (identified cost $132,245,200)	132,245,200
Cash	489,656
Deposits for forward commitment securities	2,400,000
Deposits for derivatives collateral:
Futures contracts	7,506,769
Centrally cleared derivatives	16,837,750
Foreign currency, at value (identified cost $97,351,803)	97,350,389
Interest and dividends receivable	6,067,570
Dividends receivable from affiliated investments	328,264
Receivable for closed options	155,936
Securities lending income receivable	83,679
Receivable for variation margin on open futures contracts	970,013
Receivable for open forward foreign currency exchange contracts	10,554
Receivable for open OTC swap contracts	6,704,759
Tax reclaims receivable	327,507
Trustees' deferred compensation plan	22,972
Total assets	$3,739,021,619
Liabilities
Cash collateral due to brokers	$2,400,000
Collateral for securities loaned	312,950
Payable for investments purchased	532,442
Payable for variation margin on open centrally cleared derivatives	453,393
Payable for open forward foreign currency exchange contracts	8,282,974
Payable to affiliates:
Investment adviser fee	2,712,010
Trustees' fees	9,222
Trustees' deferred compensation plan	22,972
Accrued foreign capital gains taxes	1,443,208
Accrued expenses	841,251
Total liabilities	$17,010,422
Net Assets applicable to investors' interest in Portfolio	$3,722,011,197

See Notes to Financial Statements.

Global Macro Capital Opportunities Portfolio
April 30, 2026
Statement of Operations (Unaudited)

Six Months Ended
April 30, 2026
Investment Income
Dividend income (net of foreign taxes withheld of $4,862,378)	$35,281,718
Dividend income from affiliated investments	2,409,895
Interest income (net of foreign taxes withheld of $2,290)	2,136,638
Securities lending income, net	154,750
Other income	7,178
Total investment income	$39,990,179
Expenses
Investment adviser fee	$14,418,828
Trustees’ fees and expenses	54,250
Custodian fee	1,361,684
Legal and accounting services	85,198
Miscellaneous	147,372
Total expenses	$16,067,332
Deduct:
Waiver and/or reimbursement of expenses by affiliates	$93,230
Total expense reductions	$93,230
Net expenses	$15,974,102
Net investment income	$24,016,077
Realized and Unrealized Gain (Loss)
Net realized gain (loss):
Investment transactions (net of foreign capital gains taxes of $1,019,530)	$46,542,505
Futures contracts	(5,412,465)
Futures style options	(16,429,282)
Swap contracts	23,229,111
Foreign currency transactions	(3,568,033)
Forward foreign currency exchange contracts	(10,208,285)
Net realized gain	$34,153,551
Change in unrealized appreciation (depreciation):
Investments (including net decrease in accrued foreign capital gains taxes of $3,560,055)	$490,649,414
Futures contracts	4,069,045
Swap contracts	(1,778,121)
Foreign currency	(146,787)
Forward foreign currency exchange contracts	(15,351,132)
Net change in unrealized appreciation (depreciation)	$477,442,419
Net realized and unrealized gain	$511,595,970
Net increase in net assets from operations	$535,612,047

See Notes to Financial Statements.

Global Macro Capital Opportunities Portfolio
April 30, 2026
Statements of Changes in Net Assets

	Six Months Ended April 30, 2026 (Unaudited)	Year Ended October 31, 2025
Increase (Decrease) in Net Assets
From operations:
Net investment income	$24,016,077	$39,148,014
Net realized gain	34,153,551	31,978,283
Net change in unrealized appreciation (depreciation)	477,442,419	429,492,113
Net increase in net assets from operations	$535,612,047	$500,618,410
Capital transactions:
Contributions	$683,350,958	$1,036,069,274
Withdrawals	(108,821,905)	(70,058,137)
Net increase in net assets from capital transactions	$574,529,053	$966,011,137
Net increase in net assets	$1,110,141,100	$1,466,629,547
Net Assets
At beginning of period	$2,611,870,097	$1,145,240,550
At end of period	$3,722,011,197	$2,611,870,097

See Notes to Financial Statements.

Global Macro Capital Opportunities Portfolio
April 30, 2026
Financial Highlights

	Six Months Ended April 30, 2026 (Unaudited)	Year Ended October 31,
		2025	2024	2023	2022	2021
Ratios/Supplemental Data
Ratios (as a percentage of average daily net assets):(1)
Total expenses	1.04%(2)	1.09%	1.12%	1.20%	1.26%	1.24%
Net expenses	1.04%(2)(3)	1.09%(3)	1.12%(3)	1.15%(3)	1.26%(3)	1.24%
Net investment income	1.56%(2)	2.28%	2.82%	2.30%	2.17%	1.04%
Portfolio Turnover	20%(4)	54%	65%	69%	67%	70%
Total Return	18.88%(4)	32.07%	24.31%	16.11%	(16.87)%	35.70%
Net assets, end of period (000’s omitted)	$3,722,011	$2,611,870	$1,145,241	$376,410	$183,633	$190,503
(1)	Total expenses do not reflect amounts reimbursed and/or waived by the adviser and certain of its affiliates, if applicable. Net expenses are net of all reductions and represent the net expenses paid by the Portfolio.
(2)	Annualized.
(3)	Includes a reduction by the investment adviser of a portion of its adviser fee due to the Portfolio’s investment in the Liquidity Fund (equal to less than 0.01% of average daily net assets for the six months ended April 30, 2026, less than 0.01% of average daily net assets for the year ended October 31, 2025 and less than 0.005% of average daily net assets for the years ended October 31, 2024, 2023 and 2022).
(4)	Not annualized.

See Notes to Financial Statements.

Global Macro Capital Opportunities Portfolio
April 30, 2026
Notes to Financial Statements (Unaudited)

1  Significant Accounting Policies
Global Macro Capital Opportunities Portfolio (the Portfolio) is a Massachusetts business trust registered under the Investment Company Act of 1940, as amended (the 1940 Act), as a diversified, open-end management investment company. The Portfolio’s investment objective is total return. The Declaration of Trust permits the Trustees to issue interests in the Portfolio. At April 30, 2026, Eaton Vance Emerging and Frontier Countries Equity Fund held an interest of approximately 100% in the Portfolio.
The following is a summary of significant accounting policies of the Portfolio. The policies are in conformity with accounting principles generally accepted in the United States of America (U.S. GAAP). The Portfolio is an investment company and follows accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946.
A  Investment Valuation—The following methodologies are used to determine the market value or fair value of investments.
Equity Securities. Equity securities listed on a U.S. securities exchange generally are valued at the last sale or closing price on the day of valuation or, if no sales took place on such date, at the mean between the closing bid and ask prices on the exchange where such securities are principally traded. Equity securities listed on the NASDAQ National Market System are valued at the NASDAQ official closing price. Unlisted or listed securities for which closing sales prices or closing quotations are not available are valued at the mean between the latest available bid and ask prices or, in the case of preferred equity securities that are not listed or traded in the over-the-counter market, by a third party pricing service that uses various techniques that consider factors including, but not limited to, prices or yields of securities with similar characteristics, benchmark yields, broker/dealer quotes, quotes of underlying common stock, issuer spreads, as well as industry and economic events.
Debt Obligations. Debt obligations are generally valued on the basis of valuations provided by third party pricing services, as derived from such services’ pricing models. Inputs to the models may include, but are not limited to, reported trades, executable bid and ask prices, broker/dealer quotations, prices or yields of securities with similar characteristics, interest rates, anticipated prepayments, benchmark curves or information pertaining to the issuer, as well as industry and economic events. The pricing services may use a matrix approach, which considers information regarding securities with similar characteristics to determine the valuation for a security. Short-term debt obligations purchased with a remaining maturity of sixty days or less for which a valuation from a third party pricing service is not readily available may be valued at amortized cost, which approximates fair value.
Derivatives. U.S. exchange-traded options (other than futures style option), are valued at the mean between the bid and ask prices at valuation time as reported by the Options Price Reporting Authority. Non-U.S. exchange-traded options and over-the-counter options (including options on securities, indices and foreign currencies) are valued by a third party pricing service using techniques that consider factors including the value of the underlying instrument, the volatility of the underlying instrument and the period of time until option expiration. Futures contracts and futures style options are valued at the closing settlement price established by the board of trade or exchange on which they are traded, with adjustments for fair valuation for certain foreign futures contracts as described below. Forward foreign currency exchange contracts are generally valued at the mean of the average bid and average ask prices that are reported by currency dealers to a third party pricing service at the valuation time. Such third party pricing service valuations are supplied for specific settlement periods and the Portfolio’s forward foreign currency exchange contracts are valued at an interpolated rate between the closest preceding and subsequent settlement period reported by the third party pricing service. Total return swaps are valued using valuations provided by a third party pricing service based on the value of the underlying index or instrument and reference interest rate. Future cash flows on swaps are discounted to their present value using swap rates provided by electronic data services or by broker/dealers.
Foreign Securities, Futures Contracts and Currencies. Foreign securities, futures contracts and currencies are valued in U.S. dollars, based on foreign currency exchange rate quotations supplied by a third party pricing service. The pricing service uses a proprietary model to determine the exchange rate. Inputs to the model include reported trades and implied bid/ask spreads. The daily valuation of exchange-traded foreign securities and certain exchange-traded foreign futures contracts generally is determined as of the close of trading on the principal exchange on which such securities and contracts trade. Foreign ownership of shares of certain Indian companies may be subject to limitations. When foreign ownership of such an Indian company’s shares approaches the limitation, foreign investors may be willing to pay a premium to the local share price to acquire shares from other foreign investors. Such shares are valued at the closing price for foreign investors as provided by the exchange on which they trade. Events occurring after the close of trading on foreign exchanges may result in adjustments to the valuation of foreign securities and certain foreign futures contracts to more accurately reflect their fair value as of the close of regular trading on the New York Stock Exchange. When valuing foreign equity securities and foreign futures contracts that meet certain criteria, the Portfolio’s Trustees have approved the use of a fair value service that values such securities and foreign futures contracts to reflect market trading that occurs after the close of the applicable foreign markets of comparable securities or other instruments that have a strong correlation to the fair-valued securities and foreign futures contracts.
Other. Investments in management investment companies (including money market funds) that do not trade on an exchange are valued at the net asset value as of the close of each business day.
Fair Valuation. In connection with Rule 2a-5 of the 1940 Act, the Trustees have designated the Portfolio’s investment adviser as its valuation designee. Investments for which valuations or market quotations are not readily available or are deemed unreliable are valued by the investment adviser, as valuation designee, at fair value using methods that most fairly reflect the security’s “fair value”, which is the amount that the Portfolio might reasonably expect to receive for the security upon its current sale in the ordinary course. Each such determination is based on a consideration of relevant factors, which are likely to vary from one pricing context to another. These factors may include, but are not limited to, the type of security, the existence of any contractual

Global Macro Capital Opportunities Portfolio
April 30, 2026
Notes to Financial Statements (Unaudited) — continued

restrictions on the security’s disposition, the price and extent of public trading in similar securities of the issuer or of comparable companies or entities, quotations or relevant information obtained from broker/dealers or other market participants, information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange-traded securities), an analysis of the company’s or entity’s financial statements, and an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold.
B  Investment Transactions—Investment transactions for financial statement purposes are accounted for on a trade date basis. Realized gains and losses on investments sold are determined on the basis of identified cost.
C  Income—Dividend income is recorded on the ex-dividend date for dividends received in cash and/or securities. However, if the ex-dividend date has passed, certain dividends from foreign securities are recorded as the Portfolio is informed of the ex-dividend date. Withholding taxes on foreign dividends, interest and capital gains have been provided for in accordance with the Portfolio’s understanding of the applicable countries’ tax rules and rates. Interest income is recorded on the basis of interest accrued, adjusted for amortization of premium or accretion of discount.
D  Federal and Other Taxes—The Portfolio has elected to be treated as a partnership for federal tax purposes. No provision is made by the Portfolio for federal or state taxes on any taxable income of the Portfolio because each investor in the Portfolio is ultimately responsible for the payment of any taxes on its share of taxable income. Since at least one of the Portfolio’s investors is a regulated investment company that invests all or substantially all of its assets in the Portfolio, the Portfolio normally must satisfy the applicable source of income and diversification requirements (under the Internal Revenue Code) in order for its investors to satisfy them. The Portfolio will allocate, at least annually among its investors, each investor’s distributive share of the Portfolio’s net investment income, net realized capital gains and losses and any other items of income, gain, loss, deduction or credit.
In addition to the requirements of the Internal Revenue Code, the Portfolio may also be subject to local taxes on the recognition of capital gains in certain countries. In determining the daily net asset value, the Portfolio estimates the accrual for such taxes, if any, based on the unrealized appreciation on certain portfolio securities and the related tax rates. Taxes attributable to unrealized appreciation are included in the change in unrealized appreciation (depreciation) on investments. Capital gains taxes on securities sold are included in net realized gain (loss) on investments.
As of April 30, 2026, the Portfolio had no uncertain tax positions that would require financial statement recognition, de-recognition, or disclosure. The Portfolio files a U.S. federal income tax return annually after its fiscal year-end, which is subject to examination by the Internal Revenue Service for a period of three years from the date of filing.
E  Foreign Currency Translation—Investment valuations, other assets, and liabilities initially expressed in foreign currencies are translated each business day into U.S. dollars based upon current exchange rates. Purchases and sales of foreign investment securities and income and expenses denominated in foreign currencies are translated into U.S. dollars based upon currency exchange rates in effect on the respective dates of such transactions. Recognized gains or losses on investment transactions attributable to changes in foreign currency exchange rates are recorded for financial statement purposes as net realized gains and losses on investments. That portion of unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.
F  Use of Estimates—The preparation of the financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.
G  Indemnifications—Under the Portfolio’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the Portfolio. Under Massachusetts law, if certain conditions prevail, interestholders in the Portfolio could be deemed to have personal liability for the obligations of the Portfolio. However, the Portfolio’s Declaration of Trust contains an express disclaimer of liability on the part of Portfolio interestholders. Additionally, in the normal course of business, the Portfolio enters into agreements with service providers that may contain indemnification clauses. The Portfolio’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Portfolio that have not yet occurred.
H  Futures Contracts—Upon entering into a futures contract, the Portfolio is required to deposit with the broker, either in cash or securities, an amount equal to a certain percentage of the contract amount (initial margin). Subsequent payments, known as variation margin, are made or received by the Portfolio each business day, depending on the daily fluctuations in the value of the underlying security or index, and are recorded as unrealized gains or losses by the Portfolio. Gains (losses) are realized upon the expiration or closing of the futures contracts. Should market conditions change unexpectedly, the Portfolio may not achieve the anticipated benefits of the futures contracts and may realize a loss. Futures contracts have minimal counterparty risk as they are exchange traded and the clearinghouse for the exchange is substituted as the counterparty, guaranteeing counterparty performance.
I   Forward Foreign Currency Exchange Contracts—The Portfolio may enter into forward foreign currency exchange contracts for the purchase or sale of a specific foreign currency at a fixed price on a future date. The forward foreign currency exchange contracts are adjusted by the daily exchange rate of the underlying currency and any gains or losses are recorded as unrealized until such time as the contracts have been closed. While forward foreign currency exchange contracts are privately negotiated agreements between the Portfolio and a counterparty, certain contracts may be “centrally cleared”, whereby all payments made or received by the Portfolio pursuant to the contract are with a central clearing party (CCP) rather than the original counterparty. The CCP guarantees the performance of the original parties to the contract. Upon entering into centrally cleared contracts, the Portfolio is required to deposit with

Global Macro Capital Opportunities Portfolio
April 30, 2026
Notes to Financial Statements (Unaudited) — continued

the CCP, either in cash or securities, an amount of initial margin determined by the CCP, which is subject to adjustment. For centrally cleared contracts, the daily change in valuation is recorded as a receivable or payable for variation margin and settled in cash with the CCP daily. Risks may arise upon entering these contracts from the potential inability of counterparties to meet the terms of their contracts and from movements in the value of a foreign currency relative to the U.S. dollar. In the case of centrally cleared contracts, counterparty risk is minimal due to protections provided by the CCP.
J  Purchased Options—Upon the purchase of a call or put option, the premium paid by the Portfolio is included in the Statement of Assets and Liabilities as an investment. The amount of the investment is subsequently marked-to-market to reflect the current market value of the option purchased, in accordance with the Portfolio’s policies on investment valuations discussed above. Premiums paid for purchasing options that expire are treated as realized losses. Premiums paid for purchasing options that are exercised or closed are added to the amounts paid or offset against the proceeds on the underlying investment transaction to determine the realized gain or loss. The risk associated with purchasing options is limited to the premium originally paid. Purchased options traded over-the-counter involve risk that the issuer or counterparty will fail to perform its contractual obligations.
K  Futures Style Options—Option contracts can be either equity style (premium is paid in full when the option is opened) or futures style (premium moves as part of variation margin over the life of the option, and is paid in full when the option is closed). For futures style options, on a daily basis for both purchased and written options, the fund pays or receives variation margin based on the daily fluctuation in market value, and records variation margin in the statement of assets and liabilities. Realized gains or losses are recorded at the time the option contract is closed or expires. The net realized gains or losses and net unrealized appreciation or depreciation from futures style options are recorded in futures style options in the fund’s statement of operations.
L  Total Return Swaps—In a total return swap, the buyer receives a periodic return equal to the total return of a specified security, securities or index for a specified period of time. In return, the buyer pays the counterparty a fixed or variable stream of payments, typically based upon short-term interest rates, possibly plus or minus an agreed upon spread. During the term of the outstanding swap agreement, changes in the underlying value of the swap are recorded as unrealized gains and losses. Periodic payments received or made are recorded as realized gains or losses. The Portfolio is exposed to credit loss in the event of nonperformance by the swap counterparty. Risk may also arise from the unanticipated movements in value of exchange rates, interest rates, securities, or the index.
M  Segment Reporting—The Portfolio operates as a single reportable segment, an investment company whose investment objective(s) is included in Note 1. The Portfolio’s President acts as the Portfolio's Chief Operating Decision Maker (CODM), who is responsible for assessing the performance of the Portfolio's single segment and deciding how to allocate the segment’s resources. To perform this function, the CODM reviews the information in the Portfolio’s financial statements.
N  Interim Financial Statements—The interim financial statements relating to April 30, 2026 and for the six months then ended have not been audited by an independent registered public accounting firm, but in the opinion of the Portfolio’s management, reflect all adjustments, consisting only of normal recurring adjustments, necessary for the fair presentation of the financial statements.
2  Investment Adviser Fee and Other Transactions with Affiliates
The investment adviser fee is earned by Boston Management and Research (BMR), an indirect, wholly-owned subsidiary of Morgan Stanley, as compensation for investment advisory services rendered to the Portfolio. The investment adviser fee is computed at an annual rate as a percentage of the Portfolio’s average daily net assets as follows and is payable monthly:
Average Daily Net Assets	Annual Fee Rate
Up to $500 million	1.000%
$500 million but less than $1 billion	0.950%
$1 billion but less than $2.5 billion	0.925%
$2.5 billion but less than $5 billion	0.900%
$5 billion and over	0.880%
For the six months ended April 30, 2026, the Portfolio’s investment adviser fee amounted to $14,418,828 or 0.93% (annualized) of the Portfolio’s average daily net assets. Pursuant to an investment sub-advisory agreement, BMR has delegated a portion of the investment management of the Portfolio to Eaton Vance Advisers International Ltd. (EVAIL), an affiliate of BMR and an indirect, wholly-owned subsidiary of Morgan Stanley. BMR pays EVAIL a portion of its investment adviser fee for sub-advisory services provided to the Portfolio.
The Portfolio may invest in a money market fund, the Institutional Class of the Morgan Stanley Institutional Liquidity Funds - Government Portfolio (the “Liquidity Fund”), an open-end management investment company managed by Morgan Stanley Investment Management Inc., a wholly-owned subsidiary of Morgan Stanley. The investment adviser fee paid by the Portfolio is reduced by an amount equal to its pro rata share of the advisory and administration fees paid by the Portfolio due to its investment in the Liquidity Fund. For the six months ended April 30, 2026, the investment adviser fee paid was reduced by $93,230 relating to the Portfolio’s investment in the Liquidity Fund.

Global Macro Capital Opportunities Portfolio
April 30, 2026
Notes to Financial Statements (Unaudited) — continued

Trustees and officers of the Portfolio who are members of BMR’s organization receive remuneration for their services to the Portfolio out of the investment adviser fee. Trustees of the Portfolio who are not affiliated with the investment adviser may elect to defer receipt of all or a percentage of their annual fees in accordance with the terms of the Trustees Deferred Compensation Plan. Certain officers and Trustees of the Portfolio are officers of the above organization.
3  Purchases and Sales of Investments
Purchases and sales of investments, other than short-term obligations, aggregated $1,039,549,311 and $576,031,424, respectively, for the six months ended April 30, 2026.
4  Federal Income Tax Basis of Investments
The cost and unrealized appreciation (depreciation) of investments, including open derivative contracts, of the Portfolio at April 30, 2026, as determined on a federal income tax basis, were as follows:
Aggregate cost	$2,631,123,187
Gross unrealized appreciation	$1,058,114,859
Gross unrealized depreciation	(98,551,153)
Net unrealized appreciation	$959,563,706
5  Financial Instruments
The Portfolio may trade in financial instruments with off-balance sheet risk in the normal course of its investing activities. These financial instruments may include forward foreign currency exchange contracts futures style options, futures contracts and swap contracts and may involve, to a varying degree, elements of risk in excess of the amounts recognized for financial statement purposes. The notional or contractual amounts of these instruments represent the investment the Portfolio has in particular classes of financial instruments and do not necessarily represent the amounts potentially subject to risk. The measurement of the risks associated with these instruments is meaningful only when all related and offsetting transactions are considered. A summary of obligations under these financial instruments at April 30, 2026 is included in the Portfolio of Investments. At April 30, 2026, the Portfolio had sufficient cash and/or securities to cover commitments under these contracts.
In the normal course of pursuing its investment objective, the Portfolio is subject to the following risks:
Equity Price Risk: During the six months ended April 30, 2026, the Portfolio entered into equity index futures style options, futures contracts, equity index options and total return swaps to enhance total return, to manage certain investment risks and/or as a substitute for the purchase of securities.
Foreign Exchange Risk: The Portfolio engaged in forward foreign currency exchange contracts and currency options to enhance total return, to seek to hedge against fluctuations in currency exchange rates and/or as a substitute for the purchase or sale of securities or currencies.
The Portfolio enters into over-the-counter (OTC) derivatives that may contain provisions whereby the counterparty may terminate the contract under certain conditions, including but not limited to a decline in the Portfolio’s net assets below a certain level over a certain period of time, which would trigger a payment by the Portfolio for those derivatives in a liability position. At April 30, 2026, the fair value of derivatives with credit-related contingent features in a net liability position was $8,282,974. The aggregate fair value of assets pledged as collateral by the Portfolio for such liability was $9,946,041 at April 30, 2026.
The OTC derivatives in which the Portfolio invests (except for written options as the Portfolio, not the counterparty, is obligated to perform) are subject to the risk that the counterparty to the contract fails to perform its obligations under the contract. To mitigate this risk, the Portfolio has entered into an International Swaps and Derivatives Association, Inc. Master Agreement (“ISDA Master Agreement”) or similar agreement with substantially all its derivative counterparties. An ISDA Master Agreement is a bilateral agreement between the Portfolio and a counterparty that governs certain OTC derivatives and typically contains, among other things, set-off provisions in the event of a default and/or termination event as defined under the relevant ISDA Master Agreement. Under an ISDA Master Agreement, the Portfolio may, under certain circumstances, offset with the counterparty certain derivative financial instruments’ payables and/or receivables with collateral held and/or posted and create one single net payment. The provisions of the ISDA Master Agreement typically permit a single net payment in the event of default including the bankruptcy or insolvency of the counterparty. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset in bankruptcy or insolvency. Certain ISDA Master Agreements allow counterparties to OTC derivatives to terminate derivative contracts prior to maturity in the event the Portfolio’s net assets decline by a stated percentage or the Portfolio fails to meet the terms of its ISDA Master Agreements, which would cause the counterparty to accelerate payment by the Portfolio of any net liability owed to it.

Global Macro Capital Opportunities Portfolio
April 30, 2026
Notes to Financial Statements (Unaudited) — continued

The collateral requirements for derivatives traded under an ISDA Master Agreement are governed by a Credit Support Annex to the ISDA Master Agreement. Collateral requirements are determined at the close of business each day and are typically based on changes in market values for each transaction under an ISDA Master Agreement and netted into one amount for such agreement. Generally, the amount of collateral due from or to a counterparty is subject to a minimum transfer threshold amount before a transfer is required, which may vary by counterparty. Collateral pledged for the benefit of the Portfolio and/or counterparty is held in segregated accounts by the Portfolio’s custodian and cannot be sold, re-pledged, assigned or otherwise used while pledged. The portion of such collateral representing cash, if any, is reflected as deposits for derivatives collateral and, in the case of cash pledged by a counterparty for the benefit of the Portfolio, a corresponding liability on the Statement of Assets and Liabilities. Securities pledged by the Portfolio as collateral, if any, are identified as such in the Portfolio of Investments. The carrying amount of the liability for cash collateral due to brokers at April 30, 2026 approximated its fair value. If measured at fair value, such liability would have been considered as Level 2 in the fair value hierarchy (see Note 9) at April 30, 2026.
The fair value of open derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) by risk exposure at April 30, 2026 was as follows:
	Fair Value
Statement of Assets and Liabilities Caption	Equity Price	Foreign Exchange	Total
Unaffiliated investments, at value	$157,889	$4,358,408	$4,516,297
Not applicable	2,501,579(1)	257,047(1)	2,758,626
Receivable for open forward foreign currency exchange contracts	—	10,554	10,554
Receivable for open swap contracts	6,704,759	—	6,704,759
Total Asset Derivatives	$9,364,227	$4,626,009	$13,990,236
Derivatives not subject to master netting or similar agreements	$2,659,468	$257,047	$2,916,515
Total Asset Derivatives subject to master netting or similar agreements	$6,704,759	$4,368,962	$11,073,721
Not applicable	$ —	$(10,269,873)(1)	$(10,269,873)
Payable for open forward foreign currency exchange contracts	—	(8,282,974)	(8,282,974)
Total Liability Derivatives	$ —	$(18,552,847)	$(18,552,847)
Derivatives not subject to master netting or similar agreements	$ —	$(10,269,873)	$(10,269,873)
Total Liability Derivatives subject to master netting or similar agreements	$ —	$(8,282,974)	$(8,282,974)
(1)	Only the current day’s variation margin on open futures contracts and centrally cleared derivatives is reported within the Statement of Assets and Liabilities as Receivable or Payable for variation margin on open futures contracts and centrally cleared derivatives, as applicable.
The Portfolio’s derivative assets and liabilities at fair value by risk, which are reported gross in the Statement of Assets and Liabilities, are presented in the table above. The following tables present the Portfolio’s derivative assets and liabilities by counterparty, net of amounts available for offset under a master netting agreement and net of the related collateral received by the Portfolio for such assets and pledged by the Portfolio for such liabilities as of April 30, 2026.
Counterparty	Derivative Assets Subject to Master Netting Agreement	Derivatives Available for Offset	Non-cash Collateral Received(a)	Cash Collateral Received(a)	Net Amount of Derivative Assets(b)
Bank of America, N.A.	$2,309,768	$(237,101)	$ —	$(2,010,000)	$62,667
Barclays Bank PLC	251,566	(251,566)	—	—	—
Citibank, N.A.	126,800	(126,800)	—	—	—
Goldman Sachs International	601,605	—	—	(390,000)	211,605
JPMorgan Chase Bank, N.A.	2,976,110	(285,013)	(2,300,922)	—	390,175
Standard Chartered Bank	105,881	(105,881)	—	—	—

Global Macro Capital Opportunities Portfolio
April 30, 2026
Notes to Financial Statements (Unaudited) — continued

Counterparty	Derivative Assets Subject to Master Netting Agreement	Derivatives Available for Offset	Non-cash Collateral Received(a)	Cash Collateral Received(a)	Net Amount of Derivative Assets(b)
UBS AG	$4,701,991	$(399,256)	$(3,134,208)	$ —	$1,168,527
	$11,073,721	$(1,405,617)	$(5,435,130)	$(2,400,000)	$1,832,974

Counterparty	Derivative Liabilities Subject to Master Netting Agreement	Derivatives Available for Offset	Non-cash Collateral Pledged(a)	Cash Collateral Pledged(a)	Net Amount of Derivative Liabilities(c)
Bank of America, N.A.	$(237,101)	$237,101	$ —	$ —	$ —
Barclays Bank PLC	(1,316,831)	251,566	1,065,265	—	—
Citibank, N.A.	(4,209,563)	126,800	4,082,763	—	—
HSBC Bank USA, N.A.	(1,381,637)	—	1,381,637	—	—
JPMorgan Chase Bank, N.A.	(285,013)	285,013	—	—	—
Standard Chartered Bank	(453,573)	105,881	347,692	—	—
UBS AG	(399,256)	399,256	—	—	—
	$(8,282,974)	$1,405,617	$6,877,357	$—	$—
(a)	In some instances, the total collateral received and/or pledged may be more than the amount shown due to overcollateralization.
(b)	Net amount represents the net amount due from the counterparty in the event of default.
(c)	Net amount represents the net amount payable to the counterparty in the event of default.
The effect of derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) on the Statement of Operations by risk exposure for the six months ended April 30, 2026 was as follows:
Statement of Operations Caption	Equity Price	Foreign Exchange	Interest Rate	Total
Net realized gain (loss):
Investment transactions	$677,913(1)	$1,498,056(1)	$ —	$2,175,969
Futures contracts	(5,412,465)	—	—	(5,412,465)
Futures style options	(16,429,282)	—	—	(16,429,282)
Swap contracts	19,333,384	—	3,895,727	23,229,111
Forward foreign currency exchange contracts	—	(10,208,285)	—	(10,208,285)
Total	$(1,830,450)	$(8,710,229)	$3,895,727	$(6,644,952)
Change in unrealized appreciation (depreciation):
Investments	$5,364,977(1)(2)	$(1,167,954)(1)	$ —	$4,197,023
Futures contracts	4,069,045	—	—	4,069,045
Swap contracts	(1,778,121)	—	—	(1,778,121)
Forward foreign currency exchange contracts	—	(15,351,132)	—	(15,351,132)
Total	$7,655,901	$(16,519,086)	$ —	$(8,863,185)
(1)	Relates to purchased options.
(2)	Relates to future style options.

Global Macro Capital Opportunities Portfolio
April 30, 2026
Notes to Financial Statements (Unaudited) — continued

The average notional cost of futures contracts and average notional amounts of other derivative contracts outstanding during the six months ended April 30, 2026, which are indicative of the volume of these derivative types, were approximately as follows:
Futures Contracts — Long	Futures Contracts — Short	Forward Foreign Currency Exchange Contracts(1)	Swap Contracts
$102,984,000	$18,062,000	$1,024,603,000	$128,086,000
(1)	The average notional amount for forward foreign currency exchange contracts is based on the absolute value of notional amounts of currency purchased and currency sold.
The average number of purchased equity index options contracts outstanding during the six month ended April 30, 2026, which is indicative of the volume of this derivative type, was 6,014 contracts. The average principal amount of purchased currency options contracts outstanding during the six month ended April 30, 2026, which is indicative of the volume of this derivative type, was approximately $724,187,000.
6  Line of Credit
The Portfolio participates with other portfolios and funds managed by BMR and its affiliates in a $650 million unsecured revolving line of credit agreement with a group of banks, which is in effect through October 20, 2026. Borrowings are made by the Portfolio solely for temporary purposes related to redemptions and other short-term cash needs. Interest is charged to the Portfolio based on its borrowings generally at an amount above either the Secured Overnight Financing Rate (SOFR) or Federal Funds rate. In addition, a fee computed at an annual rate of 0.15% on the daily unused portion of the line of credit is allocated among the participating portfolios and funds at the end of each quarter. In connection with the renewal of the agreement in October 2025, an arrangement fee of $150,000 was incurred that was allocated to the participating portfolios and funds. Because the line of credit is not available exclusively to the Portfolio, it may be unable to borrow some or all of its requested amounts at any particular time. The Portfolio did not have any significant borrowings or allocated fees during the six months ended April 30, 2026.
7  Securities Lending Agreement
The Portfolio has established a securities lending agreement with State Street Bank and Trust Company (SSBT) as securities lending agent in which the Portfolio lends portfolio securities to qualified borrowers in exchange for collateral consisting of either cash or securities issued or guaranteed by the U.S. government or its agencies or instrumentalities in an amount at least equal to the market value of the securities on loan. The market value of securities loaned is determined daily and any additional required collateral is delivered to the Portfolio on the next business day. Cash collateral is invested in the State Street Navigator Securities Lending Government Money Market Portfolio, a money market fund registered under the 1940 Act. The Portfolio earns interest on the amount invested but it must pay (and at times receive from) the broker a loan rebate fee computed as a varying percentage of the collateral received. For security loans secured by non-cash collateral, the Portfolio earns a negotiated lending fee from the borrower. A portion of the income earned by the Portfolio from its investment of cash collateral, net of rebate fees, and lending fees received is allocated to SSBT for its services as lending agent and the portion allocated to the Portfolio is presented as securities lending income, net on the Statement of Operations. Non-cash collateral is held by the lending agent on behalf of the Portfolio and cannot be sold or re-pledged by the Portfolio; accordingly, such collateral is not reflected in the Statement of Assets and Liabilities.
The Portfolio is subject to possible delay in the recovery of loaned securities. Pursuant to the securities lending agreement, SSBT has provided indemnification to the Portfolio in the event of default by a borrower with respect to a loan. The Portfolio bears the risk of loss with respect to the investment of cash collateral.
At April 30, 2026, the value of the securities loaned and the value of the collateral received amounted to $10,925,922 and $11,330,171, respectively. Collateral received was comprised of cash of $312,950 and U.S. Government and/or agencies securities of $11,017,221. The securities lending transactions have no contractual maturity date and each of the Portfolio and borrower has the option to terminate a loan at any time.
The following table provides a breakdown of securities lending transactions accounted for as secured borrowings, the obligations by class of collateral pledged, and the remaining contractual maturity of those transactions as of April 30, 2026.
	Remaining Contractual Maturity of the Transactions
	Overnight and Continuous	<30 days	30 to 90 days	>90 days	Total
Common Stocks	$312,950	$ —	$ —	$ —	$312,950

Global Macro Capital Opportunities Portfolio
April 30, 2026
Notes to Financial Statements (Unaudited) — continued

The carrying amount of the liability for collateral for securities loaned at April 30, 2026 approximated its fair value. If measured at fair value, such liability would have been considered as Level 2 in the fair value hierarchy (see Note 9) at April 30, 2026.
8  Affiliated Investments
At April 30, 2026, the value of the Portfolio's investment in funds that may be deemed to be affiliated was $132,245,200, which represents 3.6% of the Portfolio's net assets. Transactions in such investments by the Portfolio for the six months ended April 30, 2026 were as follows:
Name	Value, beginning of period	Purchases	Sales proceeds	Net realized gain (loss)	Change in unrealized appreciation (depreciation)	Value, end of period	Dividend income	Shares, end of period
Short-Term Investments
Liquidity Fund	$90,198,552	$808,965,442	$(766,918,794)	$ —	$ —	$132,245,200	$2,409,895	132,245,200
9  Fair Value Measurements
Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.
•	Level 1 – quoted prices in active markets for identical investments
•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 – significant unobservable inputs (including a fund's own assumptions in determining the fair value of investments)
In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
At April 30, 2026, the hierarchy of inputs used in valuing the Portfolio’s investments and open derivative instruments, which are carried at fair value, were as follows:
Asset Description	Level 1	Level 2	Level 3*	Total
Common Stocks:
Africa	$ —	$ 280,085,681	$ —	$ 280,085,681
Asia	142,795,944	1,454,069,203	—	1,596,865,147
Australasia/Pacific	—	23,315,922	—	23,315,922
Developed Europe	364,008	26,675,360	—	27,039,368
Emerging Europe	—	684,455,340	—	684,455,340
Latin America	517,222,395	—	—	517,222,395
Middle East	7,003,210	246,297,069	—	253,300,279
North America	20,287,120	3,022,709	—	23,309,829
Total Common Stocks	$687,672,677	$2,717,921,284**	$ —	$3,405,593,961
Convertible Bonds	$ —	$ 64,925	$ —	$ 64,925
Loan Participation Notes	—	—	3,402,260	3,402,260
Preferred Stocks	16,507	—	—	16,507
Sovereign Government Bonds	—	7,075,364	—	7,075,364
Short-Term Investments:
Affiliated Fund	132,245,200	—	—	132,245,200
Securities Lending Collateral	312,950	—	—	312,950

Global Macro Capital Opportunities Portfolio
April 30, 2026
Notes to Financial Statements (Unaudited) — continued

Asset Description (continued)	Level 1	Level 2	Level 3*	Total
Sovereign Government Securities	$ —	$ 127,677	$ —	$ 127,677
U.S. Treasury Obligations	—	46,410,660	—	46,410,660
Purchased Currency Options	—	4,358,408	—	4,358,408
Purchased Put Options	—	157,889	—	157,889
Total Investments	$820,247,334	$ 2,776,116,207	$3,402,260	$3,599,765,801
Forward Foreign Currency Exchange Contracts	$ —	$ 267,601	$ —	$ 267,601
Futures Contracts	—	2,501,579	—	2,501,579
Swap Contracts	—	6,704,759	—	6,704,759
Total	$820,247,334	$ 2,785,590,146	$3,402,260	$3,609,239,740
Liability Description
Forward Foreign Currency Exchange Contracts	$ —	$ (18,552,847)	$ —	$ (18,552,847)
Total	$ —	$ (18,552,847)	$ —	$ (18,552,847)
*	None of the unobservable inputs for Level 3 assets, individually or collectively, had a material impact on the Portfolio.
**	Includes foreign equity securities whose values were adjusted to reflect market trading of comparable securities or other correlated instruments that occurred after the close of trading in their applicable foreign markets.
Level 3 investments at the beginning and/or end of the period in relation to net assets were not significant and accordingly, a reconciliation of Level 3 assets for the six months ended April 30, 2026 is not presented.
10  Risks and Uncertainties
Risks Associated with Foreign Investments
Foreign investments can be adversely affected by political, economic and market developments abroad, including the imposition of economic and other sanctions by the United States or another country, and by acts of terrorism and war. There may be less publicly available information about foreign issuers because they may not be subject to reporting practices, requirements or regulations comparable to those to which United States companies are subject. Foreign markets may be smaller, less liquid and more volatile than the major markets in the United States. Trading in foreign markets typically involves higher expense than trading in the United States. The Portfolio may have difficulties enforcing its legal or contractual rights in a foreign country. Securities that trade or are denominated in currencies other than the U.S. dollar may be adversely affected by fluctuations in currency exchange rates.
Emerging market securities often involve greater risks than developed market securities. Investment markets within emerging market countries are typically smaller, less liquid, less developed and more volatile than those in more developed markets like the United States, and may be focused in certain economic sectors. The information available about an emerging market issuer may be less reliable than for comparable issuers in more developed capital markets. Governmental actions can have a significant effect on the economic conditions in emerging market countries. It may be more difficult to make a claim or obtain a judgment in the courts of these countries than it is in the United States. The possibility of fraud, negligence, undue influence being exerted by an issuer or refusal to recognize ownership exists in some emerging markets. Disruptions due to work stoppages and trading improprieties in foreign securities markets have caused such markets to close. Emerging market securities are also subject to speculative trading, which contributes to their volatility.
Frontier markets are among the smallest and least mature investment markets. Frontier market countries may have greater political or economic instability and may also be subject to trade barriers, adjustments in currency values and developing or changing securities laws and other regulations. Investments in frontier market countries generally are less liquid and subject to greater price volatility than investments in developed markets or emerging markets.

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EACOX-NCSR    4.30.26

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies

Not applicable.

Item 9. Proxy Disclosures for Open-End Management Investment Companies

Not applicable.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies

The information is disclosed as part of the Financial Statements included in Item 7 of this Form N-CSR.

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract

Not applicable.

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 13. Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 15. Submission of Matters to a Vote of Security Holders

There have been no material changes to the procedures by which shareholders may recommend nominee to the Portfolio’s Board of Trustees since the Portfolio last provided disclosure in response to this item.

Item 16. Controls and Procedures

(a)

It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b)

There have been no changes in the registrant’s internal control over financial reporting during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies

Not applicable.

Item 18. Recovery of Erroneously Awarded Compensation

Not applicable.

Item 19. Exhibits

(a)(1)	Registrant’s Code of Ethics – Not applicable (please see Item 2).

(a)(2)(i)	Principal Financial Officer’s Section 302 certification.

(a)(2)(ii)	Principal Executive Officer’s Section 302 certification.

(b)	Combined Section 906 certification.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Global Macro Capital Opportunities Portfolio

By:	/s/ Kenneth A. Topping
Kenneth A. Topping
Principal Executive Officer

Date:	June 24, 2026

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ James F. Kirchner
James F. Kirchner
Principal Financial Officer

Date:	June 24, 2026

By:	/s/ Kenneth A. Topping
Kenneth A. Topping
Principal Executive Officer

Date:	June 24, 2026